Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/29/2014
Distribution Date:	6/16/2014

This report contains information regarding Scotiabank Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date (1)	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	fixed

Currently Outstanding under the Global Registered Covered Bond Program			$1,537,520,000
Issued prior to CMHC registraition under the Insured Covered Bond Programme(2)			$12,200,675,000

Total Outstanding			$13,738,195,000

OSFI Covered Bond Limit			$29,800,897,200

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		Bank of Nova Scotia
Guarantor Entity		Scotiabank Registered Covered Bond LP
Seller, Servicer & Cash Manager		Bank of Nova Scotia
Swap Providers		Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Asset Monitor		KPMG LLP
Account Bank and GDA Provider		Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		CIBC
Paying Agent, Registrar, Exchange Agent, Transfer Agent		Bank of Nova Scotia, London Branch and for the US the Bank of Nova Scotia New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this Series applies until the Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Maturity Date to but excluding the Extended Due for Payment Date.

(2) Covered Bonds issued under the previously established Insured Covered Bond Programme do not form a part of the CMHC registered Scotiabank Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/29/2014
Distribution Date:	6/16/2014

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)(2)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt	A2	A+	AA (low)	A-
Short-Term	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank and GDA Provider(2)
	Moody's	Fitch	DBRS
Senior Debt	P-1	F1 / A	R-1 (middle) / A (low)

Ratings Triggers(2)(3)
A. Party Replacement

If the ratings of the Party falls below the level stipulated below, the party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 / BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent	P-1	F1 and A	N/A

Specific Rating Related Action(2)

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts directly into the GDA Account	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Servicer is required to hold any funds belonging to the Guarantor and transfer those funds directly into the GDA Account within two business days	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default and Triggers

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1)Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program

(2)Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term

(3)The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (i) (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/29/2014
Distribution Date:	6/16/2014

Asset Coverage Test (C$)

Outstanding Covered Bonds		1,537,520,000.00

A = Lesser of (i) LTV Adjusted Balance and		10,056,007,718.05	A (i)	10,755,088,468.50
(ii) Asset Percentage Adjusted True Balance, as adjusted			A (ii)	10,056,007,718.05
B = Principal Receipts		1,371,500,786.64	Asset Percentage:	93.5%
C = Cash Capital Contributions		-	Maximum Asset Percentage:	95.0%
D = Substitute Assets		-
E = (i)Reserve Fund and		-
(ii) Pre-Maturity Liquidity Ledger balance(1)		-
F = Negative Carry Factor Calculation		37,258,533
Total: A + B + C + D + E - F		11,390,249,972.08

Asset Coverage Test		PASS

Valuation Calculation

Trading Value of Covered Bond(5)		1,553,540,958.40

A = lesser of (i) Present Value of outstanding loan balance of Performing Eligible Loans and (ii) 80% of Market Value of properties securing Performing Loans		10,892,254,661.42	A (i) A (iI)	10,892,254,661.42 20,180,576,237.60
B = Principal Receipts		1,371,500,786.64
C = Cash Capital Contributions		-
D = Trading Value of Substitute Assets
E = (i)Reserve Fund and
(ii) Pre-Maturity Liquidity Ledger balance(1)
F = Trading Value of Swap Collateral
Present Value Adjusted Aggregate Asset Amount		12,263,755,448.06
Total: A + B + C + D + E + F

Intercompany Loan Balance

Guarantee Loan		10,548,782,609
Demand Loan		1,671,217,391
Total		12,220,000,000

Portfolio Losses

Period End	Write off Amounts	Loss Percentage (annualized)

Portfolio Flow of Funds

		29-May-2014
Cash Inflows
Principal Receipts		128,352,674.20
Proceeds for Sale of Loans
Revenue Receipts		28,161,993.74
Swap Receipts
Cash Outflows
Swap Payment
Intercompany Loan Interest		-
Intercompany Loan Principal
Intercompany Loan Repayment
Other Outflows(4)		(7,966,867.62)
Net Inflows/(Outflows)		148,547,800.32

(1) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to BNS clients as at the last day of April, being 2.47%.

(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(3) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(4) Amounts included are expenses incurred, such as legal fees, filing fees, and service charges.

(5) Trading value method is the last selling price as of the calculation date of the covered bond.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/29/2014
Distribution Date:	6/16/2014

Portfolio Summary Statistics

Previous Month Ending Balance	$10,885,335,804
Current Month Ending Balance	$10,756,983,130
Number of Mortgage Loans in Pool	63,289
Average Loan Size	$169,966
Number of Primary Borrowers	55,107
Number of Properties	57,872

Weighted Average Current LTV of Loans in the Portfolio[1](Unindexed)	57.30%
Weighted Average of Original LTV of Loans in the Portfolio[1]	63.14%
Weighted Average of Authorized LTV of Loans in the Portfolio[2]	77.65%
Weighted Average Seasoning of Loans in the Portfolio	27.62	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.08%
Weighted Average Original Term of Loans in the Portfolio	55.47	(Months)

Weighted Average Remaining Term of Loans in the Portfolio	27.86	(Months)

Weighted Average Maturity of Outstanding Covered Bonds	58.97	(Months)

Portfolio Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	63,248	99.94%	10,748,837,791	99.92%
30 to 59 Days Past Due	14	0.02%	1,599,675	0.01%
60 to 89 Days Past Due	13	0.02%	4,651,002	0.04%
90 or More Days Past Due	14	0.02%	1,894,662	0.02%
Total	63,289	100.00%	10,756,983,130	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	6,436	10.17%	1,250,894,680	11.63%
British Columbia	8,853	13.99%	2,071,217,468	19.25%
Manitoba	1,386	2.19%	175,265,611	1.63%
New Brunswick	1,504	2.38%	141,020,570	1.31%
Newfoundland	1,318	2.08%	155,735,622	1.45%
Northwest Territories	15	0.02%	2,061,556	0.02%
Nova Scotia	2,407	3.80%	261,848,934	2.43%
Nunavut	-	0.00%	-	0.00%
Ontario	31,369	49.56%	5,368,169,151	49.90%
Prince Edward Island	358	0.57%	33,464,437	0.31%
Quebec	7,911	12.50%	1,014,300,577	9.43%
Saskatchewan	1,585	2.50%	252,738,091	2.35%
Yukon	147	0.23%	30,266,432	0.28%
Total	63,289	100.00%	10,756,983,130	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	242	0.38%	36,451,262	0.34%
599 and Below	778	1.23%	97,603,770	0.91%
600 - 650	1,518	2.40%	239,559,816	2.23%
651 - 700	4,309	6.81%	704,013,063	6.54%
701 - 750	8,749	13.82%	1,527,232,331	14.20%
751 - 800	28,700	45.35%	5,051,523,258	46.96%
801 and Above	18,993	30.01%	3,100,599,631	28.82%
Total	63,289	100.00%	10,756,983,130	100.00%

(1) With respect to STEP loans, the Current LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP products and subsequent STEP Loans, which in each case are or will be secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/29/2014
Distribution Date:	6/16/2014

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	46,129	72.89%	7,870,594,027	73.17%
Variable	17,160	27.11%	2,886,389,104	26.83%
Total	63,289	100.00%	10,756,983,130	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	55,731	88.06%	9,020,440,234	83.86%
Non-STEP	7,558	11.94%	1,736,542,896	16.14%
Total	63,289	100.00%	10,756,983,130	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	-	0.00%	-	0.00%
Owner Occupied	63,289	100.00%	10,756,983,130	100.00%
Total	63,289	100.00%	10,756,983,130	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	46,050	72.76%	8,313,595,856	77.29%
3.5000 - 3.9999	11,888	18.78%	1,784,104,030	16.59%
4.0000 - 4.4999	3,657	5.78%	464,728,357	4.32%
4.5000 - 4.9999	1,043	1.65%	122,957,071	1.14%
5.0000 - 5.4999	494	0.78%	56,113,575	0.52%
5.5000 - 5.9999	108	0.17%	10,589,035	0.10%
6.0000 - 6.4999	35	0.06%	4,204,331	0.04%
6.5000 - 6.9999	7	0.01%	424,571	0.00%
7.0000 - 7.4999	3	0.00%	141,126	0.00%
7.5000 - 7.9999	4	0.01%	125,178	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	63,289	100.00%	10,756,983,130	100.00%

Portfolio Current LTV Distribution(2)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	10,832	17.12%	569,502,845	5.29%
20.01-25.00	3,860	6.10%	392,744,566	3.65%
25.01-30.00	4,151	6.56%	481,447,050	4.48%
30.01-35.00	4,343	6.86%	588,207,997	5.47%
35.01-40.00	4,686	7.40%	719,129,962	6.69%
40.01-45.00	4,369	6.90%	743,315,488	6.91%
45.01-50.00	3,670	5.80%	694,909,256	6.46%
50.01-55.00	3,262	5.15%	634,195,207	5.90%
55.01-60.00	3,642	5.75%	775,608,785	7.21%
60.01-65.00	4,056	6.41%	948,545,322	8.82%
65.01-70.00	4,550	7.19%	1,117,548,554	10.39%
70.01-75.00	7,311	11.55%	1,886,101,954	17.53%
75.01-80.00	4,557	7.20%	1,205,726,145	11.21%
80.01 and Above	-	0.00%	-	0.00%
Total	63,289	100.00%	10,756,983,130	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing

(2) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP products, or (ii) Additional STEP loans which are not yet included in the cover pool, which in each case are secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/29/2014
Distribution Date:	6/16/2014

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	8,792	13.89%	1,167,621,816	10.85%
12.00 - 23.99	18,481	29.20%	2,783,146,545	25.87%
24.00 - 35.99	18,890	29.85%	3,365,654,907	31.29%
36.00 - 41.99	13,581	21.46%	2,753,553,696	25.60%
42.00 - 47.99	2,416	3.82%	485,998,221	4.52%
48.00 - 53.99	263	0.42%	57,245,824	0.53%
54.00 - 59.99	196	0.31%	34,291,878	0.32%
60.00 - 65.99	411	0.65%	64,595,154	0.60%
66.00 - 71.99	90	0.14%	11,975,542	0.11%
72.00 and Above	169	0.27%	32,899,546	0.31%
Total	63,289	100.00%	10,756,983,130	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	22,958	36.27%	1,254,377,186	11.66%
100,000 - 149,999	11,863	18.74%	1,476,241,094	13.72%
150,000 - 199,999	9,345	14.77%	1,626,008,994	15.12%
200,000 - 249,999	6,458	10.20%	1,444,058,541	13.42%
250,000 - 299,999	4,475	7.07%	1,223,576,937	11.37%
300,000 - 349,999	2,746	4.34%	887,057,832	8.25%
350,000 - 399,999	1,757	2.78%	655,941,193	6.10%
400,000 - 449,999	1,036	1.64%	437,992,296	4.07%
450,000 - 499,999	750	1.19%	354,405,255	3.29%
500,000 - 549,999	465	0.73%	243,466,974	2.26%
550,000 - 599,999	360	0.57%	205,815,335	1.91%
600,000 - 649,999	211	0.33%	131,629,375	1.22%
650,000 - 699,999	176	0.28%	118,342,134	1.10%
700,000 - 749,999	108	0.17%	77,948,377	0.72%
750,000 - 799,999	97	0.15%	75,016,731	0.70%
800,000 - 849,999	75	0.12%	61,903,826	0.58%
850,000 - 899,999	74	0.12%	64,744,046	0.60%
900,000 - 949,999	46	0.07%	42,677,331	0.40%
950,000 - 999,999	47	0.07%	45,484,782	0.42%
1,000,000 or Greater	242	0.38%	330,294,893	3.07%
Total	63,289	100.00%	10,756,983,130	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	6,929	10.95%	1,034,188,406	9.61%
Single Family	54,994	86.89%	9,468,732,138	88.02%
Multi Family	1,132	1.79%	211,901,610	1.97%
Other	234	0.37%	42,160,976	0.39%
Total	63,289	100.00%	10,756,983,130	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/29/2014
Distribution Date:	6/16/2014

Portfolio Current LTV and Delinquency Distribution by Province
Current LTV (%)(1)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(2)
Alberta	All	33,785,481	24,882,324	37,502,437	51,504,655	68,767,300	81,474,560	80,127,898	87,237,559	107,719,162	130,303,610	136,686,819	242,457,509	168,445,366	-	1,250,894,680	11.63%
Alberta	Current and Less Than 30 Days Past Due	33,785,481	24,882,324	37,502,437	51,504,655	68,767,300	81,309,083	79,851,255	87,237,559	107,719,162	130,073,169	136,686,819	242,160,393	168,445,366	-	1,249,925,004	99.92%
Alberta	30 to 59 Days Past Due	-	-	-	-	-	-	54,520	-	-	-	-	-	-	-	54,520	0.00%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	165,476	222,123	-	-	-	-	297,117	-	-	684,716	0.05%
Alberta	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	230,441	-	-	-	-	230,441	0.02%
British Columbia	All	78,849,168	60,728,345	76,852,228	100,796,083	132,136,700	152,367,505	154,264,687	139,523,871	170,640,307	198,586,472	240,151,902	346,772,888	219,547,310	-	2,071,217,468	19.25%
British Columbia	Current and Less Than 30 Days Past Due	78,849,168	60,728,345	76,852,228	100,796,083	132,136,700	152,022,682	151,719,619	139,523,871	170,506,561	198,586,472	240,151,902	346,576,482	219,547,310	-	2,067,997,423	99.84%
British Columbia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	60 to 89 Days Past Due	-	-	-	-	-	-	2,545,068	-	-	-	-	-	-	-	2,545,068	0.12%
British Columbia	90 Days or More Past Due	-	-	-	-	-	344,824	-	-	133,746	-	-	196,406	-	-	674,977	0.03%
Manitoba	All	3,163,963	2,110,199	4,541,944	5,323,919	6,745,387	9,406,644	10,324,167	11,672,685	14,792,386	20,731,850	23,325,318	36,400,101	26,727,050	-	175,265,611	1.63%
Manitoba	Current and Less Than 30 Days Past Due	3,163,963	2,110,199	4,541,944	5,225,824	6,745,387	9,406,644	10,324,167	11,672,685	14,792,386	20,731,850	23,325,318	36,400,101	26,727,050	-	175,167,515	99.94%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 Days or More Past Due	-	-	-	98,095	-	-	-	-	-	-	-	-	-	-	98,095	0.06%
New Brunswick	All	3,310,566	2,528,136	3,476,783	4,496,411	5,587,059	7,930,138	7,704,558	9,547,094	10,147,017	14,347,491	18,334,727	34,183,600	19,426,991	-	141,020,570	1.31%
New Brunswick	Current and Less Than 30 Days Past Due	3,310,566	2,510,661	3,476,783	4,496,411	5,587,059	7,930,138	7,704,558	9,547,094	10,147,017	14,347,491	18,334,727	34,183,600	19,117,243	-	140,693,348	99.77%
New Brunswick	30 to 59 Days Past Due	-	17,475	-	-	-	-	-	-	-	-	-	-	217,410	-	234,885	0.17%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	92,338	-	92,338	0.07%
Newfoundland	All	2,800,908	2,633,568	3,815,076	5,666,502	4,868,449	8,688,759	7,850,385	8,760,335	17,268,292	13,614,844	22,529,235	36,285,651	20,953,618	-	155,735,622	1.45%
Newfoundland	Current and Less Than 30 Days Past Due	2,800,908	2,633,568	3,815,076	5,571,432	4,868,449	8,688,759	7,850,385	8,760,335	17,268,292	13,614,844	22,529,235	36,285,651	20,953,618	-	155,640,552	99.94%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	90 Days or More Past Due	-	-	-	95,070	-	-	-	-	-	-	-	-	-	-	95,070	0.06%
North West Territories	All	68,861	132,662	-	94,352	135,686	68,028	368,601	543,273	-	-	-	650,094	-	-	2,061,556	0.02%
North West Territories	Current and Less Than 30 Days Past Due	68,861	132,662	-	94,352	135,686	68,028	368,601	543,273	-	-	-	650,094	-	-	2,061,556	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	7,045,523	5,272,396	7,889,638	9,699,238	11,801,188	14,867,761	16,715,886	17,439,560	21,987,568	29,565,383	28,407,618	54,861,652	36,295,523	-	261,848,934	2.43%
Nova Scotia	Current and Less Than 30 Days Past Due	7,045,523	5,272,396	7,889,638	9,699,238	11,801,188	14,867,761	16,715,886	17,439,560	21,987,568	29,565,383	28,407,618	54,812,650	36,295,523	-	261,799,932	99.98%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	49,002	-	-	49,002	0.02%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	156,582,236	115,108,865	157,374,822	216,624,962	275,520,505	358,882,232	353,658,249	345,163,314	425,245,201	547,702,460	638,261,150	1,113,178,194	664,866,958	-	5,368,169,151	49.90%
Ontario	Current and Less Than 30 Days Past Due	156,569,504	115,108,865	157,324,834	216,624,962	275,263,933	358,450,587	353,157,145	345,163,314	425,245,201	547,400,832	638,261,150	1,113,178,194	664,328,909	-	5,366,077,432	99.96%
Ontario	30 to 59 Days Past Due	-	-	49,988	-	47,458	259,000	501,104	-	-	14,221	-	-	252,905	-	1,124,676	0.02%
Ontario	60 to 89 Days Past Due	-	-	-	-	209,114	124,552	-	-	-	287,407	-	-	-	-	621,074	0.01%
Ontario	90 Days or More Past Due	12,732	-	-	-	-	48,094	-	-	-	-	-	-	285,145	-	345,970	0.01%
Prince Edward Island	All	815,811	549,159	629,180	577,727	1,915,576	1,274,600	1,864,328	2,198,338	2,938,223	3,169,874	4,553,896	7,656,072	5,321,652	-	33,464,437	0.31%
Prince Edward Island	Current and Less Than 30 Days Past Due	815,811	549,159	629,180	577,727	1,915,576	1,274,600	1,864,328	2,198,338	2,938,223	3,169,874	4,553,896	7,656,072	5,321,652	-	33,464,437	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	30,917,527	24,274,053	36,313,304	49,808,103	68,037,577	68,104,145	73,116,830	73,427,982	83,536,612	107,273,838	110,988,705	185,820,293	102,681,608	-	1,014,300,577	9.43%
Quebec	Current and Less Than 30 Days Past Due	30,888,666	24,274,053	36,313,304	49,519,346	67,997,475	67,897,850	72,896,035	73,427,982	83,536,612	107,273,838	110,988,705	185,649,289	102,342,913	-	1,013,006,068	99.87%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	185,595	-	185,595	0.02%
Quebec	60 to 89 Days Past Due	-	-	-	288,757	40,102	-	220,795	-	-	-	-	97,392	153,099	-	800,145	0.08%
Quebec	90 Days or More Past Due	28,861	-	-	-	-	206,295	-	-	-	-	-	73,613	-	-	308,769	0.03%
Saskatchewan	All	5,170,680	3,593,753	7,288,524	8,218,593	14,687,767	13,581,215	15,811,375	13,834,419	19,717,504	26,644,234	28,489,954	51,192,911	44,507,162	-	252,738,091	2.35%
Saskatchewan	Current and Less Than 30 Days Past Due	5,170,680	3,593,753	7,288,524	8,218,593	14,687,767	13,581,215	15,811,375	13,834,419	19,717,504	26,644,234	28,489,954	51,192,911	44,507,162	-	252,738,091	100.00%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	529,512	339,584	754,646	1,276,138	1,063,130	1,606,953	2,383,119	2,495,605	2,031,345	3,239,014	2,857,961	5,370,717	6,318,708	-	30,266,432	0.28%
Yukon	Current and Less Than 30 Days Past Due	529,512	339,584	754,646	1,276,138	1,063,130	1,606,953	2,383,119	2,495,605	2,031,345	3,239,014	2,857,961	5,370,717	6,318,708	-	30,266,432	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	323,040,237	242,153,046	336,438,582	454,086,685	591,266,324	718,252,538	724,190,083	711,844,035	876,023,616	1,095,179,070	1,254,587,286	2,114,829,683	1,315,091,945	-	10,756,983,130	100.00%
	Current and Less Than 30 Days Past Due	322,998,644	242,135,571	336,388,594	453,604,762	590,969,650	717,104,298	720,646,474	711,844,035	875,889,870	1,094,647,002	1,254,587,286	2,114,116,154	1,313,905,453	-	10,748,837,791	99.92%
	30 to 59 Days Past Due	-	17,475	49,988	-	47,458	259,000	555,623	-	-	14,221	-	-	655,910	-	1,599,675	0.01%
	60 to 89 Days Past Due	-	-	-	288,757	249,216	290,029	2,987,986	-	-	287,407	-	394,508	153,099	-	4,651,002	0.04%
	90 Days or More Past Due	41,593	-	-	193,165	-	599,212	-	-	133,746	230,441	-	319,021	377,483	-	1,894,662	0.02%

(1) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) Percentage Total for "All" loans is calculated as a percentage of total loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of loans within the associated province.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/29/2014
Distribution Date:	6/16/2014

Portfolio Current LTV Distribution by Credit Bureau Score

Current LTV (%)(1)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.01	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	959,944	425,734	1,250,403	1,360,010	1,848,247	2,284,410	1,729,600	2,527,753	3,329,809	3,560,214	4,403,975	8,017,384	4,753,778	-	36,451,262	0.34%
<=599	3,260,704	3,184,763	4,612,944	8,510,501	12,863,672	12,995,721	10,226,357	3,464,856	3,177,024	6,350,840	6,685,497	10,826,541	11,444,351	-	97,603,770	0.91%
600-650	6,415,082	6,394,083	9,791,479	18,834,111	20,332,274	26,405,593	33,747,539	8,118,184	10,197,859	14,062,027	22,275,360	37,327,495	25,658,731	-	239,559,816	2.23%
651-700	26,264,941	24,574,163	33,531,813	45,578,518	61,692,732	70,171,103	58,316,261	34,011,189	42,241,412	50,022,684	70,920,755	110,095,533	76,591,960	-	704,013,063	6.54%
701-750	42,661,791	35,110,806	45,523,036	65,944,451	93,199,300	116,671,674	94,705,981	88,721,623	104,854,808	142,878,484	165,886,565	337,025,809	194,048,001	-	1,527,232,331	14.20%
751-800	125,018,187	92,575,195	132,601,534	166,826,970	229,873,774	288,051,176	310,826,338	343,148,033	433,953,009	561,701,765	630,689,553	1,059,269,241	676,988,482	-	5,051,523,258	46.96%
>800	118,459,588	79,888,301	109,127,374	147,032,124	171,456,326	201,672,861	214,638,006	231,852,397	278,269,695	316,603,056	353,725,579	552,267,680	325,606,643	-	3,100,599,631	28.82%
Total	323,040,237	242,153,046	336,438,582	454,086,685	591,266,324	718,252,538	724,190,083	711,844,035	876,023,616	1,095,179,070	1,254,587,286	2,114,829,683	1,315,091,945	-	10,756,983,130	100.00%
											0

(1) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.